ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2020
ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

	As of December 31,
	2019	2020
			US$
	RMB	RMB	(Note2)
ASSETS
Current assets:
Cash and cash equivalents	40,573	5,029,806	770,851
Short-term investments	714,803	—	—
Prepayments and other current assets	10,797	15,320	2,348
Total current assets	766,173	5,045,126	773,199
Investment in and amount due from subsidiaries, VIE and VIE's subsidiaries	2,145,167	1,657,347	253,999
Intangible assets, net	499,464	327,007	50,116
Total non-current assets	2,644,631	1,984,354	304,115
TOTAL ASSETS	3,410,804	7,029,480	1,077,314
LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY
Accrued expenses and other current liabilities	8,740	1,525	232
TOTAL LIABILITIES	8,740	1,525	232
MEZZANINE EQUITY	10,593,026	—	—
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares (US$0.0001 par value, 1,499,945,349, and 2,000,000,000 shares authorized, 369,290,629 and 941,450,185 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	237	639	98
Additional paid-in capital	309,102	16,442,721	2,519,958
Subscription receivable	(35)	—	—
Accumulated deficit	(7,639,926)	(9,345,102)	(1,432,200)
Accumulated other comprehensive income(loss)	139,660	(70,303)	(10,774)
TOTAL SHAREHOLDERS' (DEFICIT) EQUITY	(7,190,962)	7,027,955	1,077,082
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT) EQUITY	3,410,804	7,029,480	1,077,314

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

(Amounts in thousands, except for share and per share data)

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
				(Note 2)
Expenses and income/(loss)
Sales and marketing	—	—	(48,435)	(7,423)
General and administrative	(197,983)	(203,191)	(464,972)	(71,260)
Interest income	21,524	25,327	18,955	2,905
Foreign exchange loss	(175)	—	—	—
Other operating income	—	—	101	15
Equity in losses of subsidiaries, VIE and VIE's subsidiaries	(1,701,741)	(1,491,917)	(1,210,825)	(185,567)
Net loss and net loss attributable to the Company	(1,878,375)	(1,669,781)	(1,705,176)	(261,330)
Accretion of convertible redeemable preferred shares	(511,646)	(795,015)	(375,649)	(57,571)
Net loss available to ordinary shareholders	(2,390,021)	(2,464,796)	(2,080,825)	(318,901)
Net Loss	(1,878,375)	(1,669,781)	(1,705,176)	(261,330)
Other comprehensive income/(loss)
Foreign currency translation adjustments	36,974	(446)	(209,963)	(32,178)
Total comprehensive loss	(1,841,401)	(1,670,227)	(1,915,139)	(293,508)

CONDENSED STATEMENTS OF CASHFLOW

(Amounts in thousands, except for share and per share data)

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
				(Note 2)
Net cash (used in)/provided by operating activities	(126,428)	10,460	1,571	244
Net cash used in investing activities	(2,791,032)	(1,586,628)	(20,652)	(3,169)
Net cash provided by financing activities	3,402,611	—	5,181,447	794,092
Effect of foreign exchange rate changes on cash and cash equivalents	—	(10,522)	(173,133)	(26,534)
Net increase/(decrease) in cash and cash equivalents	485,151	(1,586,690)	4,989,233	764,633
Cash and cash equivalents, beginning of the year	1,142,112	1,627,263	40,573	6,218
Cash and cash equivalents, end of the year	1,627,263	40,573	5,029,806	770,851

NOTES TO SCHEDULE I

(1)

Schedule 1 has been provided pursuant to the requirements of Rule 12‑04(a) and 5‑04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include condensed financial information as to the changes in equity as such financial information is the same as the consolidated statements of changes in shareholders’ equity.

(2)

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as "Investment in subsidiaries, VIE and VIE’s subsidiaries" and the subsidiaries and VIE’s profit or loss as "Equity in losses of subsidiaries, VIE and VIE’s subsidiaries" on the Condensed Statements of Operations and Comprehensive Income. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE in investment in and amount due from subsidiaries, VIE and VIE’s subsidiaries even though the parent company is not obligated to provide continuing support or fund losses.

(3)	For the years ended December 31, 2018, 2019 and 2020, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Company.
(4)

For the years ended December 31, 2018, 2019, and 2020, noncash investing activities include offsets of due from and due to subsidiaries, VIE and VIE’s subsidiaries amounted to RMB522,825,  nil and nil, and transfer of due from subsidiaries, VIE and VIE’s subsidiaries to investment in subsidiaries, VIE and VIE’s subsidiaries amounted to nil,  RMB438,914 and nil, respectively.